RISK MANAGEMENT - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	$ 5,032	$ 1,723	$ 2,072
Trade and other payables	10,205	10,793
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	11,487	19,229
Borrowings and interest	26,581
Lease liability	5,972	2,073
Trade and other payables	5,028	7,373
Total financial liabilities	49,068	28,675
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	11,487	19,229
Borrowings and interest	5,165
Lease liability	1,213	533
Trade and other payables	5,028	7,373
Total financial liabilities	22,893	27,135
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Borrowings and interest	4,804
Lease liability	1,188	522
Trade and other payables	0	0
Total financial liabilities	5,992	522
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Borrowings and interest	16,612
Lease liability	3,571	1,018
Trade and other payables	0	0
Total financial liabilities	$ 20,183	$ 1,018